Income Tax (Details 2)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory federal tax benefit, net of state tax effects	19.00%	31.00%
State income taxes	8.84%	8.84%
Provisional remeasurement of deferred taxes		(13.00%)
Nondeductible/nontaxable items	(1.00%)	(4.00%)
Change in valuation allowance	(26.84%)	(22.84%)
Effective income tax rate	0.00%	0.00%